Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2023
Intangible Assets Net [Abstract]
Schedule of Intangible Assets, Net	As of June 30, 2023 and 2022, intangible assets, net, consisted of the following:
	As of June 30,
	2023	2022
Self-developed communications platform	$2,376,271	$1,948,008
Distribution channel	896,391	970,424
Technology	1,213,576	462,818
Backlog	244,094	—
Customer relationship	1,930,688	—
Apipost data	979,135	—
Other	5,182	4,133
	7,645,337	3,385,383
Less: Accumulated amortization	(677,312)	(39,964)
Intangible assets, net	$6,968,025	$3,345,419

Schedule of Estimated Future Amortization Expense Related to Intangible Assets	Estimated future amortization expense related to intangible assets held as of June 30, 2023 is as follows:
For the Year Ended June 30,	Amortization
2024	$1,307,166
2025	1,190,199
2026	1,130,757
2027	1,038,769
2028	669,850
Thereafter	652,149
Total	$5,988,890